Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of fair value of financial instruments [Abstract]
Disclosure of fair value measurement [text block]
Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial positions using the fair value hierarchy are described below:

	December 31, 2017
	Level 1(a)	Level 2(b)	Level 3(c)	Total
Assets
Securities at fair value through OCI:
Equity investments	8,402	-	-	8,402
Sovereign debt (1)	16,733	-	-	16,733
Total securities at fair value through OCI	25,135	-	-	25,135
Derivative financial instruments used for hedging – receivable:
Interest rate swaps	-	129	-	129
Cross-currency interest rate swaps	-	4,550	-	4,550
Foreign exchange forward	-	8,659	-	8,659
Total derivative financial instrument used for hedging – receivable	-	13,338	-	13,338
Total financial assets at fair value	25,135	13,338	-	38,473

Liabilities
Derivative financial instruments used for hedging – payable:
Interest rate swaps	-	4,789	-	4,789
Cross-currency interest rate swaps	-	30,154	-	30,154
Total derivative financial instruments used for hedging – payable	-	34,943	-	34,943
Total financial liabilities at fair value	-	34,943	-	34,943

(1)
At December 31, 2017, securities at fair value through OCI for $2,955 were reclassified from level 2 to level 1 of the fair value hierarchy given that Bloomberg's valuation "BVAL" for these values increased from 7 (in 2016) to 10 (in 2017).

(a)	Level 1: Quoted market prices in an active market.
(b)	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
(c)	Level 3: Internally developed models with significant unobservable market information.

	December 31, 2016
	Level 1(a)	Level 2(b)	Level 3(c)	Total
Assets
Securities at fair value through OCI:
Corporate debt	13,909	-	-	13,909
Sovereign debt	13,912	2,786	-	16,698
Total securities at fair value through OCI	27,821	2,786	-	30,607
Derivative financial instruments used for hedging – receivable:
Interest rate swaps	-	363	-	363
Cross-currency interest rate swaps	-	2,561	-	2,561
Foreign exchange forward	-	6,428	-	6,428
Total derivative financial instrument used for hedging – receivable	-	9,352	-	9,352
Total financial assets at fair value	27,821	12,138	-	39,959

Liabilities
Financial instruments at FVTPL:
Foreign exchange forward	-	24	-	24
Total financial instruments at FVTPL	-	24	-	24
Derivative financial instruments used for hedging – payable:
Interest rate swaps	-	3,704	-	3,704
Cross-currency interest rate swaps	-	46,198	-	46,198
Foreign exchange forward	-	9,784	-	9,784
Total derivative financial instruments used for hedging – payable	-	59,686	-	59,686
Total financial liabilities at fair value	-	59,710	-	59,710

(a)	Level 1: Quoted market prices in an active market.
(b)	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
(c)	Level 3: Internally developed models with significant unobservable market information.

Disclosure of detailed information about carrying value and estimated fair value of the Bank's financial instruments that are not measured on a recurring basis [Text Block]
The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2017
	Carrying value	Fair value	Level 1(a)	Level 2(b)	Level 3(c)
Financial assets
Instruments with carrying value that approximates fair value:
Cash and deposits on banks	672,048	672,048	-	672,048	-
Acceptances	6,369	6,369	-	6,369	-
Interest receivable	30,872	30,872	-	30,872	-
Securities at amortized cost (2)	68,934	69,006	50,581	8,447	9,978
Loans, net (1)	5,419,379	5,520,604	-	5,520,604	-

Financial liabilities
Instruments with carrying value that approximates fair value:
Deposits	2,928,844	2,928,844	-	2,928,844	-
Acceptances	6,369	6,369	-	6,369	-
Interest payable	15,816	15,816	-	15,816	-
Short-term borrowings and debt	1,072,723	1,072,483	-	1,072,483	-
Long-term borrowings and debt, net	1,138,844	1,158,534	-	1,158,534	-

(a)	Level 1: Quoted market prices in an active market.
(b)	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
(c)	Level 3: Internally developed models with significant unobservable market information.

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2016
	Carrying value	Fair value	Level 1(a)	Level 2(b)	Level 3(c)
Financial assets
Instruments with carrying value that approximates fair value:
Cash and deposits on banks	1,069,538	1,069,538	-	1,069,538	-
Acceptances	19,387	19,387	-	19,387	-
Interest receivable	44,187	44,187	-	44,187	-
Securities at amortized cost (2)	77,214	76,406	73,406	3,000	-
Loans , net (1)	5,907,494	6,021,006	-	6,021,006	-

Financial liabilities
Instruments with carrying value that approximates fair value:
Deposits	2,802,852	2,802,852	-	2,802,852	-
Acceptances	19,387	19,387	-	19,387	-
Interest payable	16,603	16,603	-	16,603	-
Short-term borrowings and debt	1,470,075	1,470,045	-	1,470,045	-
Long-term borrowings and debt, net	1,776,738	1,808,228	-	1,808,228	-

(a)	Level 1: Quoted market prices in an active market.
(b)	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
(c)	Level 3: Internally developed models with significant unobservable market information.

(1)
The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.

(2)	The carrying value of securities at amortized cost is net of the allowance for expected credit losses of $0.2 million for December 31, 2017 and $0.6 million for December 31, 2016.